DEPOSITS AND OTHER NON-CURRENT ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS AND OTHER NON-CURRENT ASSETS
Deposits	€ 653	€ 650
Research and development tax credit receivable from the French State	869
Other non-current assets	1	1
Total	€ 1,522	€ 651